SHORT TERM DEBT (Tables)	0 Months Ended
Dec. 31, 2011
Short Term Debt Tables [Abstract]
Schedule of short term debt
NOTE 8—SHORT TERM DEBT:
a.	Short term debt and current maturities of long term liabilities:	December 31,
		2011	2010

		(U.S. $ in millions )
	Banks and financial institutions	$2,591	$742
	Current maturities of long term liabilities	1,158	690
	Total	$3,749	$1,432